Property And Equipment - Additional Information (Detail) (USD $)	12 Months Ended		105 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,761	$ 944	$ 2,705